SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
SUBSEQUENT EVENTS

12.  SUBSEQUENT EVENTS

For the annual financial statements, subsequent events were evaluated from the balance sheet date of December 31, 2020 through the annual audited financial statements’ original issuance date of July 2, 2021.

In April 2021, the Company issued a convertible promissory note (the “convertible note”) for $25.0 million in principal. The convertible note bears interest at a rate of 10% per year and matures one year from the date of issuance. The convertible note will automatically convert to the Company’s common stock upon the occurrence of a “Qualified Financing” or the occurrence of a “Public Event”. A Qualified Financing consists of a sale of the Company’s equity securities for gross proceeds of at least $10.0 million. A Public Event is the closing of a merger or consolidation of the Company with a special purpose acquisition company or its subsidiary, or the first closing of the sale of shares of the Company’s common stock to the public in an initial public offering.

In May 2021, the Company entered into an agreement to lease office space in San Francisco, CA. The initial lease term is seven years from the commencement date of the lease as defined in the lease agreement. The lease commencement date is expected to be in January 2022. Total minimum lease payments under the lease agreement is $26.3 million. Base rent is payable monthly and escalates at the end of each lease year. The Company has an option to extend the term of the lease for a period of five years following the initial lease term at the then fair market value as of the commencement of the applicable option term. The lease will be accounted for as an operating lease under ASC 840.

In June 2021, the Company granted 2.8 million restricted stock units (“RSUs”) with a fair value of $24.94 per share. The RSUs will vest over a period of four years and contain a Liquidity Event Requirement that will be satisfied on the effective date of a Public Offering prior to December 31, 2021.

In June 2021, the Company approved a program that will grant 13.5 million shares of performance-based RSUs (“Founder Grants”) with a fair value of $80.5 million. The Founder Grants will contain a performance condition and six market conditions (each, a “market tranche”). The performance condition requires that the Company becomes a registered public company, and the market conditions require that the Company achieves certain valuation multiples as a registered public company. The six market tranches which will vest upon meeting both the performance condition as well as a market tranche condition. Stock based compensation expense related to the Founder Grants will be recognized over the derived service period of each market tranche.

On June 22, 2021, the Company entered into the Merger Agreement with Northern Genesis Acquisition Corp. II (“NGA”) and NG Merger Sub, Inc., which will result in NGA acquiring 100% of the Company’s issued and outstanding equity securities. The board of directors of both NGA and the Company have approved the proposed merger transaction. Completion of the transaction, which is expected to occur in the fourth quarter of 2021, is subject to approval of NGA stockholders and the satisfaction or waiver of certain other customary closing conditions. There is no assurance that the transaction will be consummated. The transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer. In addition, in connection with the proposed merger, NGA has entered into agreements with existing and new investors to subscribe for and purchase an aggregate of 20,000,000 shares of its common stock in a financing that will result in net proceeds of $200.0 million upon the closing of the financing. The closing of the proposed merger is a precondition to the financing.

Northern Genesis Acquisition Corp. II
SUBSEQUENT EVENTS

NOTE 8  —  SUBSEQUENT EVENTS

On April 12, 2021, the SEC issued guidance informing market participants that warrants issued by special purpose acquisition companies (“SPACs”), such as the Company, may need to be classified as a liability of the SPAC measured at fair value, with changes in fair value reported each period. Such classification will not affect the financial statements presented in this Form 10-K, because the Company had not consummated its Initial Public Offering and had not issued any warrants during the period from September 25, 2020 (inception) through December 31, 2020. The Company has determined, pursuant to the SEC’s guidance, that the fair value of the warrants issued by the Company upon the consummation of its Initial Public Offering should be reclassified from temporary equity to warrant liability in the balance sheet included in the Current Report on Form 8-K filed on January 22, 2021. Subsequently, changes in the fair value of the warrants will be recorded in the statement of operations. In addition, the Registration Statements filed on Form S-1 and the Final Prospectus filed before the closing of the Initial Public Offering on January 15, 2021 did not account for the effect of this reclassification in its capitalization table and certain other disclosures. The Company is evaluating the materiality of this reclassification and is assessing the impact of this reclassification on its balance sheet included in the filed Form 8-K in accordance with SEC Staff Accounting Bulletin (“SAB”) 99 and SAB 108, which is expected to be completed before the filing by the Company of its Quarterly Report Form 10-Q for the period ended March 31, 2021.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11.   SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On September 30, 2021, the Sponsor amended the August 12, 2021 Commitment Letter to provide $2,000,000 in working capital loans in addition to the previously provided $1,000,000. As of September 30, 2021, there was $750,000 of working capital loans outstanding.

On November 9, 2021, the Company issued 2,000,000 Working Capital Warrants in full payment of its obligation under the Working Capital Loans.

At a special meeting of stockholders on November 9, 2021 (the “Special Meeting”), the stockholders of the Company voted and approved Proposal Nos. 1 through 7, including the Embark Business Combination, each of which is further described in the Proxy Statement/Prospectus filed by the Company with the SEC on October 19, 2021.